Related parties (Tables)	6 Months Ended
Jun. 30, 2024
Related parties
Schedule of outstanding balances for supervisory board compensation and expense reimbursement related to key management personnel

	Outstanding balances
	June 30, 2024	December 31, 2023
Thomas Hecht	23	21
Mathieu Simon*	7	8
Ulrich Grau*	19	18
Bernhard Ehmer	17	15
Annalisa Jenkins	12	11
Uta Kemmerich-Keil*	19	16
Constanze Ulmer-Eilfort	17	16

* No longer Supervisory Board members, effective June 26, 2024